Non-Interest Income	12 Months Ended
Dec. 31, 2010
Non-interest Income [Abstract]
Non-Interest Income

26.	Non-Interest Income

The components of non-interest income for the years ended December 31, 2008, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2008	2009	2010

Trust fees, net	33,835	22,397	33,501

Fees and commission income
From credit cards	616,311	661,575	722,453
From currency transfers	876,086	735,189	707,140
From letters of credit	111,724	113,172	119,957
Other	388,565	378,294	372,366

	1,992,686	1,888,230	1,921,916

Trading revenue, net
Debt securities	111,718	(94,512)	80,112
Equity securities	(119,177)	95,841	61,927
Beneficiary certificates	4,173	7,854	42,821
FX transactions	1,295,512	874,750	271,263
Derivative instruments	(1,740,564)	(606,619)	154,101

	(448,338)	277,314	610,224

Other-than-temporary impairment losses on debt securities:
Total other-than-temporary impairment losses	(508,490)	(186,035)	(129,023)
Less : Unrealized other-than-temporary impairment losses recognized in OCI	—	—	—

Net impairment losses recognized in earnings	(508,490)	(186,035)	(129,023)

Investment securities gain (loss), net(1)
Debt securities	56,921	329,221	340,794
Equity securities	(48,558)	724,590	726,056
Beneficiary certificates	(10,219)	(31,506)	23,044

	(1,856)	1,022,305	1,089,894

Other non-interest income
Gain on disposal of premises and equipment	7,254	149,354	1,458
Gain on sales of loans	8,980	106,873	177,504
Other	223,286	171,393	223,995

	239,520	427,620	402,957

Total non-interest income	1,307,357	3,451,831	3,929,469

(1)	Impairment losses on equity securities, beneficiary certificates and other investment for the years ended December 31, 2008, 2009 and 2010 were 136,697 million Won, 112,233 million Won and 161,855 million Won, respectively.